Commitments And Contingencies	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Loss Contingencies:    FASB Accounting Standards Codification Topic 450 - Contingencies (“ASC 450”) governs our disclosure and recognition of loss contingencies, including pending claims, lawsuits, disputes with third parties, investigations and other actions that are incidental to the operation of our business. ASC 450 uses the following defined terms to describe the likelihood of a future loss:  probable – the future event or events are likely to occur, remote – the chance of the future event or events is slight, and reasonably possible – the chance of the future event or events occurring is more than remote but less than likely. ASC 450 also contains certain requirements with respect to how we accrue for and disclose information concerning our loss contingencies. We accrue for a loss contingency when we conclude that the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the reasonable estimate of the loss is within a range of amounts, and no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a loss has been incurred. No accrual or disclosure is required for losses that are remote.

Brookler v. RadioShack Corporation:  On April 6, 2004, plaintiffs filed a putative class action in Los Angeles Superior Court, Brookler v. RadioShack Corporation, claiming that we violated California's wage and hour laws relating to meal and rest periods. The meal period portion of the case was originally certified as a class action in February 2006. Our first Motion for Decertification of the class was denied in August 2007. After a favorable decision at the California Court of Appeals in a similar case, Brinker Restaurant Corporation v. Superior Court, we filed a second motion for decertification and in October 2008 the trial court granted our motion. The plaintiffs in Brookler appealed this ruling. Due to the unsettled nature of California law regarding the obligations of employers with respect to meal periods, we and the Brookler plaintiffs requested that the California Court of Appeals stay its ruling on the plaintiffs’ appeal of the class decertification ruling pending the California Supreme Court’s decision in Brinker. The appellate court denied this joint motion and then heard oral arguments in the case on August 5, 2010. On August 26, 2010, the California Court of Appeals reversed the trial court’s decertification of the class, and our Petition for Rehearing was denied on September 14, 2010. On September 28, 2010, we filed a Petition for Review with the California Supreme Court, which granted review and placed the case on hold pending its decision in Brinker. On April 12, 2012, the California Supreme Court issued its decision in Brinker. On June 20, 2012, the California Supreme Court remanded the Brookler case to the California Court of Appeals instructing it to vacate its prior order and reconsider its ruling in light of the Supreme Court’s ruling in Brinker. Both parties filed supplemental briefs and oral argument was held on November 1, 2012. On December 5, 2012, the Court of Appeals affirmed the trial court’s decertification of the meal period class. Plaintiff filed a motion to amend his Complaint to assert rest and meal period as well as off the clock and PAGA claims and to add an additional class representative on June 14, 2013, On July 18, 2013, the Court granted the motion to amend and plaintiff filed his Second Amended Complaint. The outcome of this case is uncertain and the ultimate resolution of it could have a material adverse effect on our consolidated financial statements in the period in which the resolution is recorded.

Ordonez v. RadioShack Corporation:  In May 2010, Daniel Ordonez, on behalf of himself and all other similarly situated current and former employees, filed a Complaint against the Company in the Los Angeles Superior Court. In July 2010, Ordonez filed an Amended Complaint alleging, among other things, that we failed to provide required meal periods and rest breaks, pay for all time worked, pay overtime compensation, pay minimum wages, and maintain required records. In September 2010 we removed the case to the United States District Court for the Central District of California. The proposed putative class in Ordonez consists of all current and former non-exempt employees who held the position of sales associate or stock person for a period within the four (4) years preceding the filing of the Complaint. The meal period claims raised in Ordonez are similar to the claims raised in Brookler as discussed above. Pursuant to a motion filed by the Ordonez parties, the court granted a Stipulation and Order to Stay Proceedings pending the decision of the California Supreme Court in the Brinker case. On April 12, 2012, the California Supreme Court issued its decision in Brinker. On July 27, 2012, Ordonez filed a Motion for Class Certification. A hearing on the Motion was held on November 19, 2012. On January 17, 2013, the court denied, without prejudice, Ordonez’s Motion for Class Certification as to all claims. On February 4, 2013, Ordonez filed a Motion for Reconsideration of the court’s denial of class certification with regard to the rest period claim. The court ordered that Ordonez could take one additional deposition and file a renewed Motion for Class Certification. The deposition was conducted on May 23, 2013 and the deadline for filing the motion is July 26, 2013. The outcome of this case is uncertain and the ultimate resolution of it could have a material adverse effect on our consolidated financial statements in the period in which the resolution is recorded.

Song-Beverly Credit Card Act Litigation:  In November 2010 RadioShack received service of process with respect to the first of four putative class action lawsuits filed in California (Sosinov v. RadioShack, Los Angeles Superior Court; Bitter v. RadioShack, Federal District Court, Central District of California; Moreno v. RadioShack, Federal District Court, Southern District of California; and Grant v. RadioShack, San Francisco Superior Court). The plaintiffs in all of these cases seek damages under California’s Song-Beverly Credit Card Act (the “Act”). Plaintiffs claim that under one section of the Act, retailers are prohibited from recording certain personal identification information regarding their customers while processing credit card transactions unless certain statutory exceptions are applicable. The Act provides that any person who violates this section is subject to a civil penalty not to exceed $250 for the first violation and $1,000 for each subsequent violation. In each of the cases, plaintiffs allege that we violated the Act by asking them for personal identification information while processing a credit card transaction and then recording it. In May 2011 the Bitter case was stayed by the court pending the conclusion of the Sosinov case. In June 2012, the Moreno case was settled for a nominal amount and dismissed. In July 2012, we reached a settlement of the Sosinov case. In November 2012, the court granted preliminary approval of the settlement. Notices were sent to the class members. On March 27, 2013, the court granted final approval of the settlement. The class of plaintiffs in the Sosinov case includes the plaintiffs in the Grant and Bitter cases. Therefore resolving the Sosinov case should resolve the Grant and Bitter claims, although the Bitter and Grant cases have not yet been dismissed. We expect these cases to be dismissed within the next few months. The settlement will not have a material adverse effect on our consolidated financial statements.

FACTA Litigation:  On September 26, 2011, Scott D.H. Redman filed a putative class action lawsuit against the Company in the United States District Court for the Northern District of Illinois. Mr. Redman claims that we violated certain provisions of the Fair and Accurate Credit Transactions Act of 2003 (“FACTA”), which amended the Fair Credit Reporting Act, by displaying the expiration dates of our customers’ credit or debit cards on electronically printed transaction receipts. Mr. Redman filed a motion seeking to certify a class that includes all persons to whom the Company provided an electronically printed transaction receipt, in transactions occurring after June 3, 2008, that displayed the expiration date of the person’s credit or debit card. On November 3, 2011, Mario Aliano and Vitoria Radavicuite filed a similar putative class action lawsuit against the Company, also in the United States District Court for the Northern District of Illinois, alleging similar violations of FACTA. Mr. Aliano and Ms. Radavicuite initially filed a motion seeking to certify a class that includes all persons to whom the Company provided an electronically printed transaction receipt, in transactions occurring in Illinois after June 3, 2008, that displayed the expiration date of the person's credit or debit card. On December 28, 2011, Mr. Aliano and Ms. Radavicuite filed an amended complaint and an amended motion seeking to certify a class that was not limited to transactions occurring in Illinois. On January 11, 2012, the Aliano lawsuit was reassigned to the judge presiding over the Redman lawsuit on the basis of relatedness, and the two cases were consolidated for all purposes. On January 25, 2012, the presiding judge referred the matter to the magistrate judge assigned to the consolidated cases for mediation, extending the time by which the Company must respond to the pending complaints to such time as the magistrate judge shall order, and holding the motions for class certification in abeyance. In November 2012 the parties reached a tentative settlement. On May 16, 2013, the parties executed a settlement agreement. On May 29, 2013, the court granted preliminary approval of the settlement. Notices of the settlement have been mailed to known class members and published in several national publications. A hearing on final approval of the settlement is set for September 17, 2013. The outcome of these cases is still uncertain and the ultimate resolution of them could have a material adverse effect on our consolidated financial statements in the period in which the resolution is recorded.

Additional Disclosure:  For certain loss contingencies, we are currently able to estimate the reasonably possible loss or range of loss, including reasonably possible loss amounts in excess of our accruals, and we estimate that the aggregate of these amounts could be up to $16.6 million. This amount reflects recent developments in case law that pertain to certain claims currently pending against the Company. Probable and reasonably possible losses that we are currently unable to estimate are not included in this amount. In future periods, we may recognize a loss for all, part, or none of this amount.

We are currently unable to estimate the reasonably possible loss or range of loss in respect of certain loss contingencies. Some cases remain in an early stage, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potential damages. In addition, in some cases we are not able to estimate the amount of the loss, due to a significant unresolved question of law that is expected to have a significant impact on the probability or amount of loss when resolved. As these matters develop and we receive additional information, we may be able to estimate reasonably possible losses or range of loss for these matters.

Our evaluation of our loss contingencies involves subjective assessments, assumptions, and judgments, and actual losses incurred in future periods may differ significantly from our estimates. Accordingly, although occasional adverse resolutions may occur and negatively affect our consolidated financial statements in the period of the resolution, we believe that the ultimate resolution of our loss contingencies for which we have not accrued losses will not materially adversely affect our financial condition.